Share-Based Compensation - Summary of Share-Based Compensation Expense (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Terms and Conditions of Share-Based Payment Arrangement [Line Items]
Share-based compensation expense	₸ (16,963)	₸ (20,859)	₸ (19,984)